Taxes payable	12 Months Ended
Dec. 31, 2025
Taxes payable [abstract]
Taxes payable	TAXES PAYABLE

	December 31, 2025	December 31, 2024

Income tax (IRPJ and CSLL) (a)	736,479	385,819
Contributions over revenue (PIS and COFINS) (b)	71,726	95,026
Withholding income tax	66,074	45,896
Taxes on services (ISS) (b)	11,067	14,802
Withholding taxes from services taken	5,749	5,230
Social security levied on gross revenue (INSS)	3,437	3,927
Other taxes and contributions	4,738	9,550
	899,270	560,250

(a)Some income from investment funds is only taxed when redemption occurs. Accordingly, on December 31, 2025, the amount of R$ 746,646 (R$ 365,629 on December 31, 2024) was recorded as income tax on an accrual basis. The expense for current income tax is recognized in the statement of profit or loss under "Income tax and social contribution" against taxes payable. An advance payment of income tax when due is recognized during the tax year as Recoverable taxes (Note 8).
(b)PIS/COFINS and ISS are measured based on the revenues of the Brazilian entities of the Group and are recognized as a deduction to gross revenue.